Label	Element	Value
Class A, Class C and Institutional Class | Neuberger Berman Long Short Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbaf_SupplementTextBlock
Neuberger Berman Alternative and Multi-Asset Class Funds ®

Supplement to the Prospectus, dated February 29, 2016

Neuberger Berman Long Short Fund

Class A, Class C and Institutional Class

Effective immediately, the Fund’s Prospectus is revised as follows:

The “Principal Investment Strategy” section in the Prospectus is deleted and replaced with the following:

The Fund seeks to achieve its goal primarily by taking long and short positions in the global securities markets. The Fund uses long or short positions in common and preferred equity securities, exchange traded funds (“ETFs”), and fixed income securities. The Fund also uses derivatives, including long and short positions from futures contracts on individual securities and indices, swaps, including total return and credit default swaps, on individual securities and indices, foreign currency forward contracts and call and put options on individual securities and indices.  Short positions involve selling a security the Fund does not own or buying a derivative on a security in anticipation that the security’s price will decline. The Fund may invest in securities of, and derivative contracts on, U.S. and non-U.S. companies. Futures, swaps, forwards or options may be used in an attempt to increase returns and/or reduce risks. The equity securities in which the Fund invests are generally those of companies with market capitalizations of at least $250 million, measured at the time the Fund first invests in them. The Fund may continue to hold or add to a position in a stock after the company’s market value has fallen below $250 million. The Fund’s typical investment exposure ranges from net long exposure of 150% of net asset value (“NAV”) to net short exposure of 20% of NAV. For example, if the Fund’s long portfolio provides long investment exposure of 70% of its NAV and its short portfolio provides short investment exposure of 40% of its NAV, the Fund would have a net long exposure of 30% of NAV. With a few exceptions, the Fund may sell short any instrument in which it can invest long.

With respect to any portion of the Fund’s portfolio invested in long equity positions, the Portfolio Manager generally intends to invest in companies which he believes are undervalued and possess one or more of the following characteristics: (i) companies with strong competitive positions in industries with attractive growth prospects; (ii) companies with the ability to generate sustainable cash flows which are growing at a modest rate over the long-term; (iii) companies whose market price is below the Portfolio Manager’s estimate of the company’s intrinsic value; and (iv) companies with the potential for a catalyst, such as a merger, liquidation, spin off, or management change. The Portfolio Manager’s estimate of a company’s intrinsic value represents his view of the company’s true, long-term economic value (the value of both its tangible and intangible assets), which may be currently distorted by market inefficiencies. In establishing long equity positions, the Fund may utilize stock index futures and total return swaps and options on individual securities and indices.

With respect to any portion of the Fund’s portfolio invested in short equity or fixed income positions, the Portfolio Manager employs short positions in an attempt to increase returns and/or to reduce risk. The Portfolio Manager’s use of short positions to increase returns and/or reduce certain risks may include, among others: (i) short sales of ETFs representing macro-economically challenged markets, industries or geographies; (ii) short sales of equity or fixed income securities of companies that the Portfolio Manager expects to decline in price, lose economic value or generally underperform; or (iii) short positions designed to offset cyclical, currency, or country-specific risks.  The Fund may employ derivatives in establishing short positions, including, but not limited to, short positions in stock and fixed income index futures, total return and/or credit default swaps establishing short positions on individual securities and indices, and options on individual securities and indices.

The Portfolio Manager’s investment process involves identifying companies for further analysis based on a variety of factors, including quantitative screens. Once a company is identified, in-depth research about the company is conducted, which may include building financial models, conducting interviews with management or reviewing publicly available information, such as management’s compensation incentives. The Portfolio Manager combines this research with various valuation methodologies in selecting long and short positions for the Fund.

The Portfolio Manager may make a decision to sell a security, or with respect to a short position, a decision to exit a short position, based on changes at either a macro-economic or general market level or at a specific issuer. This may include changes in global politics and economics, regulation or legislation by a country, or industry structure. The Portfolio Manager may also sell a security or exit a short position when other opportunities appear more attractive in the Portfolio Manager’s opinion, when a company demonstrates an inability to execute a business plan, or when a company has poor capital allocation, poor earnings quality, or increased risks to the company’s cash flows.

The Fund also typically invests in long positions in fixed income securities, which may include securities issued by the U.S. government and its agencies and instrumentalities, bank certificates of deposit, mortgage- and asset-backed securities, and securities issued by U.S. and non-U.S. companies.  The Fund’s investments in fixed income securities may include below investment grade securities (commonly known as “junk bonds”). The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality.

In selecting long positions in fixed income securities issued by companies, the Portfolio Manager generally looks for securities issued by companies that he believes have strong management and compelling valuation. In doing so, the Portfolio Manager analyzes such factors as: ability to generate free cash flow; a demonstrated commitment to use that cash flow to pay down existing debt; and an improving credit profile. As such, the Portfolio Manager focuses on securities issued by companies that he believes have demonstrated improvements in their leverage and asset coverage ratios, are not unreasonably constrained by their existing financing arrangements and have debt with manageable payment schedules.

The Portfolio Manager allocates investments to sectors without reference to any benchmark; rather, sector allocations are based on the Portfolio Manager’s assessment of which sectors offer the most attractive risk-adjusted returns. Although the Fund does not seek to be market neutral, depending on market conditions, the Fund’s long investment exposure may equal the Fund’s short investment exposure.

In an effort to achieve its goal, the Fund may engage in active and frequent trading.

The Fund may change its goal without shareholder approval, although it does not currently intend to do so.

The following is added to the “Principal Investment Risks” section in the Prospectus:

Call Risk. When interest rates are low, issuers will often repay the obligation underlying a “callable security” early, in which case the Fund may have to reinvest the proceeds in an investment offering a lower yield and may not benefit from any increase in value that might otherwise result from declining interest rates.

U.S. Government Securities Risk. Although the Fund may hold securities that carry U.S. government guarantees, these guarantees do not extend to shares of the Fund itself and do not guarantee the market prices of the securities. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury.

The following replaces “Prepayment and Extension Risk” in the “Principal Investment Risks” section in the Prospectus:

Prepayment and Extension Risk. The Fund’s performance could be affected if borrowers pay back principal on certain debt securities, such as mortgage- or asset-backed securities, before or after the market anticipates such payments, shortening or lengthening their duration. Due to a decline in interest rates or an excess in cash flow, a debt security might be called or otherwise converted, prepaid or redeemed before maturity. As a result, the Fund may have to reinvest the proceeds in an investment offering a lower yield, may not benefit from any increase in value that might otherwise result from declining interest rates and may lose any premium it paid to acquire the security. Higher interest rates generally result in slower payoffs, which effectively increase duration, heighten interest rate risk, and increase the magnitude of resulting price declines.

Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to the Prospectus